Statement of Changes in Net Assets Available for Benefits (Statement) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest income	$ 243
Dividend income	21,383
Net appreciation in fair value of investments	415,374
Net investment income	437,000
Interest income on notes receivable from Participants	5,643
Contributions:
Participant contributions	113,015
Company contributions	58,050
Rollovers	13,910
Total contributions	184,975
Total additions	627,618
Deductions from net assets attributable to:
Benefits paid to Participants	317,782
Administrative fees	3,779
Total deductions	321,561
Net increase in net assets available for benefits	306,057
Net assets available for benefits, Beginning of year	2,933,754
Net assets available for benefits, End of year	$ 3,239,811